Divestitures and Discontinued Operations (Narrative) (Details) $ in Millions			1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Aug. 15, 2012 USD ($)	Jan. 02, 2010 USD ($)	May. 31, 2013 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2011 employee	Apr. 30, 2013	Dec. 31, 2015 USD ($) claim	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of assets, net							$ 149.1	$ 0.0	$ 31.6
Proceeds from disposition							241.0	0.0	26.8
Expenses related to transition of Participacoes' processing volume							(7.3)	(11.4)	3.1
Other Nonoperating Income (Expense) [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of assets, net				$ 139.4
Discontinued Operations, Disposed of by Sale [Member] | Healthcare Benefit Solutions Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from disposition	$ 332.2
Pre-tax gain on sale	22.0
Tax expense	$ 78.3
Expenses related to transition of Participacoes' processing volume							0.0	0.0	0.1
Discontinued Operations, Disposed of by Sale [Member] | Participacoes Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Charges associated with shut-down activities							5.2	10.1	23.1
Expenses related to transition of Participacoes' processing volume							$ (3.4)	(6.3)	(14.9)
Number of employees terminated | employee					2,600
Number of active claims | claim							550
Discontinued Operations, Disposed of by Sale [Member] | Participacoes Operations [Member] | Pending Litigation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Court ordered deposits on potential future labor claims							$ 9.4
Accrued liability for labor claims							$ 9.7
Discontinued Operations, Disposed of by Sale [Member] | Participacoes Operations [Member] | Pending Litigation [Member] | Secretariat of the Federal Revenue Bureau of Brazil [Member] | Potential Tax Liability [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number claims filed | claim							5
Potential tax liabilities claims sought							$ 5.8
Number of additional claims filed | claim							31
Additional tax liabilities claims sought							$ 58.1
Number of total pending and potential pending claims | claim							36
Total maximum potential exposure for tax liabilities claims							$ 63.9
Discontinued Operations, Disposed of by Sale [Member] | Participacoes Operations [Member] | Pending Litigation [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Period from termination date employees can file claims						2 years
Discontinued Operations, Disposed of by Sale [Member] | ClearPar [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from disposition		$ 71.5
Pre-tax gain on sale			$ 26.8
Expenses related to transition of Participacoes' processing volume							$ 0.0	$ 0.0	$ 16.7
Gain on disposal of discontinued operation, net of tax			$ 16.7